Commitments and Contingencies - Weighted average remaining lease terms and interest rates (Details) - Angel Studios, Inc. CIK: 0001671941	Dec. 31, 2023
Commitments And Contingencies [Line Items]
Weighted Average Remaining Lease Term (years)	3 years 6 months 21 days
Weighted Average Discount Rate	4.60%